Loans and Borrowings (Tables)	12 Months Ended
Sep. 30, 2023
Disclosure of detailed information about borrowings [abstract]
Schedule of Principal and Interest Payable Amounts Outstanding

The Company has the following principal and interest payable amounts outstanding for loans and borrowings from banks:

			Successor
	Currency	Year of maturity	September 30, 2023	September 30, 2022
Non-current liabilities
Term Loan (EUR)	EUR	2028	375,000	375,000
Term Loan (USD)	USD	2028	730,159	852,354
Vendor Loan	EUR	2029	299,560	287,018
Senior Notes	EUR	2029	428,500	428,500
			1,833,220	1,942,872
Senior Note embedded derivative			28,638	28,638
Less: amortization under the effective interest method			(46,163)	(51,875)
			1,815,695	1,919,635

Current liabilities
Term Loan (EUR) interest payable	EUR	N/A	4,197	4,750
Term Loan (USD) - current portion	USD	2028	7,347	8,500
Term Loan (USD) interest payable	USD	N/A	10,938	18,725
Vendor Loan interest payable	EUR	N/A	5,487	5,258
Senior Notes interest payable	EUR	N/A	9,373	9,373
			37,343	46,606

Schedule of Aggregate Scheduled Maturities of Debt Outstanding

Aggregate scheduled maturities of the debt outstanding as of September 30, 2023 were as follows:

Payable by
2024	7,347
2025	7,274
2026	7,202
2027	7,130
2028	1,083,553
Thereafter	728,060
Total	1,840,567

Reconciliation of Financial Liabilities

A reconciliation of financial liabilities is the following:

	Term Loan (EUR)	Term Loan (USD)	Vendor Loan	Senior Notes
Balance at October 1, 2021	380,651	745,503	280,037	439,469
Changes from financing cash flows
Proceeds from loans and borrowings	—	—	—	—
Repayment of loans and borrowings	—	(8,016)	—	(1,500)
Interest paid	(12,307)	(31,263)	—	(22,661)
Total changes from financing cash flows	(12,307)	(39,279)	—	(24,161)
The effect of changes in foreign exchange rates	—	139,667	—	—
Changes in fair value	—	—	—	—
Change in bank overdraft	—	—	—	—
Interest expense	11,406	33,688	12,239	22,565
Balance at September 30, 2022	379,750	879,579	292,276	437,873

Balance at October 1, 2022	379,750	879,579	292,276	437,873
Changes from financing cash flows
Proceeds from loans and borrowings	—	—	—	—
Repayment of loans and borrowings	—	(52,782)	—	—
Interest paid	(21,295)	(68,195)	—	(22,496)
Total changes from financing cash flows	(21,295)	(120,977)	—	(22,496)
The effect of changes in foreign exchange rates	—	(71,711)	—	—
Changes in fair value	—	—	—	—
Change in bank overdraft	—	—	—	—
Interest expense	20,743	61,553	12,772	22,497
Balance at September 30, 2023	379,197	748,445	305,048	437,873